Property and Equipment - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Interest capitalized to property and equipment	₱ 816,000	₱ 566,000	₱ 370,000
Undepreciated interest capitalized to property and equipment	₱ 5,389,000	₱ 5,289,000
Average interest capitalization rate	5.00%	4.00%	4.00%
Net foreign exchange differences qualified as borrowing costs	₱ 106,000	₱ 111,000	₱ 144,000
Undepreciated capitalized net foreign exchange losses qualified as borrowing costs	424,000	356,000
Net carrying value of capitalized vehicles, aircraft, furniture and other network equipment under financing leases	0	₱ 71
Impairment losses	3,913,000		5,788,000
Digitel Mobile Philippines, Inc. [Member] | Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses	₱ 3,913,000		₱ 5,788,000